Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities
Schedule of accrued liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2016	2015
Accrued payroll	$1,032	$1,162
Accrued interest	9,193	8,059
Accrued expenses	5,239	4,793

Total	$15,464	$14,014